united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Investor Class Shares: HCMKX

Annual Report
June 30, 2018

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

We are pleased to present you with the HCM Tactical Growth Fund Annual Report for year ending June 30, 2018.

At the core of our Rising Rate theme, it is our belief that higher rates would cause Banks and Financials to outperform and bond-proxy sectors to underperform. The 10-year Treasury yield has risen over 50 basis points this year. As expected, bond-proxy sectors have meaningfully underperformed, but Banks and Financials have not outperformed. There continues to be persistent signs of inflation. As a result, the Fed is expected to raise rates two more times in the second half of this year. This should not only put upward pressure on short-term rates, but it will also likely cause a flatter yield curve near-term. If the market believes the Fed has gotten too far ahead of inflation, the yield curve should head toward inversion. As for Banks and Financials, our second-half outlook remains the same as our first-half stance. We need higher GDP growth to translate into a steeper yield curve and/or better loan growth for outperformance.

The Fed is comfortably on the path to policy normalization. The Fed pulled forward its path of expected rate hikes. Policy is not yet neutral but will be relatively soon. Continued rate hikes mean inflation will not get out of hand. While this can be seen as confirmation that the economy has strengthened enough to not require much monetary accommodation, it also comes with specific risks associated with higher interest rates.

As expected, the Federal Open Market Committee (the “Fed”) increased its target range for the fed funds rate by 25 basis points to 1.75% to 2.00% on June 13. It was the seventh hike since December 2015. More importantly, the Fed pulled forward its path of expected rate hikes, as one participant shifted from three hikes to four hikes in 2018. Participants continue to show another three hikes for 2019, but only one more in 2020. Policy is not yet neutral but will be relatively soon.

Another one to three rate hikes will be needed to achieve a neutral stance for the fed funds rate. The Fed seems committed to gradually raising rates. This hawkish tilt suggests inflation will not get out of hand and will likely result in a flatter yield curve over the near term. We will be monitoring our neutral stance on the curve. In our view, the Fed seems committed to balance sheet normalization, and will observe the impact of a “technical adjustment” they made in the interest rate on excess reserves.

For the second-half of 2018, we replace the Tax Reform Beneficiary theme with a High Consumer Confidence theme. We had expected Consumer sectors to benefit most from tax reform. While Consumer Discretionary is the second-best performing sector year-to-date, Consumer Staples is the second-worst performer, and the message from industry performance did not line up with our tax reform beneficiaries.

The HCM-BuyLine® is positive and any pullback should be seen as a buying opportunity. The HCM-BuyLine® is our proprietary tool designed to mitigate downside risk. It is a disciplined strategy that takes the emotion out of investing. Driven by mathematical market ratios, the model attempts to avoid major market downturns by moving out of equities while seeking to take advantage of market upturns.

Thank you for being a shareholder of the HCM Tactical Growth Fund.

Sincerely,
The HCM Tactical Growth Fund

7427-NLD-8/27/2018

We are pleased to present you with the HCM Divided Sector Plus Fund Annual Report for year ending June 30, 2018.

At the core of our Rising Rate theme, it is our belief that higher rates would cause Banks and Financials to outperform and bond-proxy sectors to underperform. The 10-year Treasury yield has risen over 50 basis points this year. As expected, bond-proxy sectors have meaningfully underperformed, but Banks and Financials have not outperformed. There continues to be persistent signs of inflation. As a result, the Fed is expected to raise rates two more times in the second half of this year. This should not only put upward pressure on short-term rates, but it will also likely cause a flatter yield curve near-term. If the market believes the Fed has gotten too far ahead of inflation, the yield curve should head toward inversion. It is not until after yield curve inversion, however, that we will look to get more defensive. As for Banks and Financials, our second-half outlook remains the same as our first-half stance. We need higher GDP growth to translate into a steeper yield curve and/or better loan growth for outperformance.

The Fed is comfortably on the path to policy normalization. The Fed pulled forward its path of expected rate hikes. Policy is not yet neutral but will be relatively soon. Continued rate hikes mean inflation will not get out of hand. While this can be seen as confirmation that the economy has strengthened enough to not require much monetary accommodation, it also comes with specific risks associated with higher interest rates.

As expected, the Federal Open Market Committee (the “Fed”) increased its target range for the fed funds rate by 25 basis points to 1.75% to 2.00% on June 13. It was the seventh hike since December 2015. More importantly, the Fed pulled forward its path of expected rate hikes. The Fed board continue to show another three hikes for 2019, but only one more in 2020. Policy is not yet neutral but will be relatively soon. Another one to three rate hikes will be needed to achieve a neutral stance for the fed funds rate. The Fed seems committed to gradually raising rates. This hawkish tilt suggests inflation will not get out of hand and will likely result in a flatter yield curve over the near-term. In our view, the Fed seems committed to balance sheet normalization, and will observe the impact of a “technical adjustment” they made in the interest rate on excess reserves.

For the second-half of 2018, we replace the Tax Reform Beneficiary theme with a High Consumer Confidence theme. We had expected Consumer sectors to benefit most from tax reform. While Consumer Discretionary is the second-best performing sector year-to-date, Consumer Staples is the second-worst performer, and the message from industry performance did not line up with our tax reform beneficiaries.

The HCM-BuyLine® is positive and any pullback should be seen as a buying opportunity. The HCM-BuyLine® is our proprietary tool designed to mitigate downside risk. It is a disciplined strategy that takes the emotion out of investing. Driven by mathematical market ratios, the model attempts to avoid major market downturns by moving out of equities while seeking to take advantage of market upturns.

Thank you for being a shareholder of the HCM Divided Sector Plus Fund.

Sincerely,
The HCM Divided Sector Plus Fund

7427-NLD-8/27/2018

We are pleased to present you with the HCM Income Plus Fund Annual Report for the year ending June 30, 2018.

At the core of our Rising Rate theme, it is our belief that higher rates would cause Banks and Financials to outperform and bond-proxy sectors to underperform. The 10-year Treasury yield has risen over 50 basis points this year. As expected, bond-proxy sectors have meaningfully underperformed, but Banks and Financials have not outperformed. There continues to be persistent signs of inflation. As a result, the Fed is expected to raise rates two more times in the second-half of this year. This should not only put upward pressure on short-term rates, but it will also likely cause a flatter yield curve near-term. If the market believes the Fed has gotten too far ahead of inflation, the yield curve should head toward inversion. We need higher GDP growth to translate into a steeper yield curve and/or better loan growth for outperformance.

The Fed is comfortably on the path to policy normalization. The Fed pulled forward its path of expected rate hikes. Policy is not yet neutral but will be relatively soon. Continued rate hikes mean inflation won’t get out of hand. While this can be seen as confirmation that the economy has strengthened enough to not require much monetary accommodation, it also comes with specific risks associated with higher interest rates.

As expected, the Federal Open Market Committee (the “Fed”) increased its target range for the fed funds rate by 25 basis points to 1.75% to 2.00% on June 13. It was the seventh hike since December 2015. More importantly, the Fed pulled forward its path of expected rate hikes. The Fed board continues to show another three hikes for 2019, but only one more in 2020. Policy is not yet neutral but will be relatively soon. Another one to three rate hikes will be needed to achieve a neutral stance for the fed funds rate. The Fed seems committed to gradually raising rates. This hawkish tilt suggests inflation will not get out of hand and will likely result in a flatter yield curve over the near term. We will be monitoring our neutral stance on the curve. In our view, the Fed seems committed to balance sheet normalization, and will observe the impact of a “technical adjustment” they made in the interest rate on excess reserves.

For the second-half of 2018, we replace the Tax Reform Beneficiary theme with a High Consumer Confidence theme. We had expected Consumer sectors to benefit most from tax reform. While Consumer Discretionary is the second-best performing sector year-to-date, Consumer Staples is the second-worst performer, and the message from industry performance did not line up well with tax reform beneficiaries.

Thank you for being a shareholder of the HCM Income Plus Fund.

Sincerely,
The HCM Income Plus Fund

7427-NLD-8/27/2018

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmarks:

		Annualized
		Inception** -
	One Year	June 30, 2018
HCM Tactical Growth Fund – Class A	26.12%	10.75%
HCM Tactical Growth Fund – Class A with load	18.87%	9.09%
HCM Tactical Growth Fund – Class I	26.09%	10.73%
HCM Tactical Growth Fund – Class R	26.09%	10.73%
HCM Tactical Growth Fund – Investor Class	25.17%	10.11%
S&P 500 TR Index***	14.37%	10.85%
HFRX Equity Hedge Index****	6.28%	2.15%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees/reimbursed expenses. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement are 2.57% for Class A shares and 3.32% for Investor Class shares as per the November 1, 2017 prospectus; and after fee waiver and expense reimbursement, are 2.50% for Class A shares and 3.25% for Investor Class per the November 1, 2017 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.66% for Class I shares and 2.76% for Class R shares per the July 8, 2014 prospectus. Redemptions made in less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2018

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by industry sector and investment type as of June 30, 2018 are as follows:

% of Net
Industry Sector/Investment Type	Assets
Exchange Traded Funds
Equity Funds	87.7%
Common Stocks
Technology	2.1%
Consumer, Non-cyclical	0.4%
Consumer, Cyclical	0.2%
Communications	0.2%
Energy	0.2%
Utilities	0.2%
Financial	0.1%
Basic Materials	0.1%
Industrial	0.1%
Short - Term Investment	8.7%
Other Assets in Excess of Liabilities	0.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmark:

		Annualized
		Inception** -
	One Year	June 30, 2018
HCM Dividend Sector Plus Fund – Class A	12.26%	14.69%
HCM Dividend Sector Plus Fund – Class A with load	5.82%	12.66%
HCM Dividend Sector Plus Fund – Class I	12.25%	14.69%
HCM Dividend Sector Plus Fund – Class R	12.26%	14.69%
HCM Dividend Sector Plus Fund – Class A1	12.11%	14.62%
HCM Dividend Sector Plus Fund – Class A1 with load	5.67%	12.58%
HCM Dividend Sector Plus Fund – Investor Class	11.44%	13.93%
S&P 500 TR Index	14.37%	11.35%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees/reimbursed expenses. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.33% for Class A shares, 2.49% for Class A1 shares, and 3.09% for Investor Class shares per the November 1, 2017 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.51% for Class I shares and 2.36% for Class R shares per the March 3, 2015 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2018

The Fund’s industry sector and investment type as of June 30, 2018 are as follows:

Industry Sector/Investment Type	% of Net Assets
Common Stocks
Consumer, Non-cyclical	25.8%
Financial	18.4%
Consumer, Cyclical	15.1%
Energy	13.7%
Communications	12.7%
Utilities	11.8%
Technology	10.0%
Basic Materials	9.4%
Industrial	7.1%
Short - Term Investment	2.9%
Liabilities in Excess of Other Assets	(26.9)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmark:

		Annualized
		Inception** -
	One Year	June 30, 2018
HCM Income Plus Fund – Class A	8.03%	7.44%
HCM Income Plus Fund – Class A with load	1.83%	3.62%
HCM Income Plus Fund – Investor Class	7.27%	6.73%
Bloomberg Barclays US Aggregate Bond Index	(0.40)%	0.43%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees/reimbursed expenses. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.03% for Class A shares, 2.78% for Investor Class shares, per the November 1, 2017 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is November 9, 2016.

***	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2018

The Fund’s industry sector and investment type as of June 30, 2018 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity Funds	51.9%
Debt Funds	40.1%
Short - Term Investment	8.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	COMMON STOCKS - 3.6%
	ASSET MANAGEMENT - 0.0%
1,289	Franklin Resources, Inc.	$41,312

	BIOTECHNOLOGY & PHARMACEUTICAL - 0.0%
624	Gilead Sciences, Inc.	44,204

	CHEMICALS - 0.1%
515	Eastman Chemical Co.	51,479
458	LyondellBasell Industries N.V.	50,311
		101,790
	CONSUMER PRODUCTS - 0.1%
768	Altria Group, Inc.	43,615
1,229	Archer Daniels Midland Co.	56,325
659	Molson Coors Brewing Co.	44,838
		144,778
	CONTAINERS & PACKAGING - 0.0%
432	Packaging Corp. of America	48,293

	COMPUTER HARDWARE - 2.1%
18,013	Apple, Inc.	3,334,387
1,706	Corning, Inc.	46,932
3,199	Hewlett Packard Enterprise Co.	46,737
		3,428,056
	HEALTH CARE FACILITIES & SERVICES - 0.1%
488	Centene Corp. *	60,127
682	DaVita, Inc. *	47,358
512	HCA Healthcare, Inc.	52,531
		160,016
	INDUSTRIAL SERVICES - 0.0%
300	United Rentals, Inc. *	44,286

	INSTITUTIONAL FINANCIAL SERVICES - 0.0%
919	Bank of New York Mellon Corp.	49,562

	INSURANCE - 0.0%
209	Everest Re Group Ltd	48,170

	IRON & STEEL - 0.0%
797	Nucor Corp.	49,812

	MEDIA - 0.1%
2,150	Discovery Communications, Inc. - Series A *	59,125
2,272	Discovery Communications, Inc. - Series C *	57,936
		117,061
	MEDICAL EQUIPMENT & DEVICES - 0.0%
1,325	Hologic, Inc. *	52,669

	METALS & MINING - 0.0%
2,863	Freeport-McMoRan, Inc.	49,415

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Fair Value
	OIL & GAS & COAL - 0.2%
352	Concho Resources, Inc. *	$48,699
1,417	Devon Energy Corp.	62,291
3,118	Marathon Oil Corp.	65,042
1,876	Newfield Exploration Co. *	56,749
567	Valero Energy Corp.	62,841
		295,622
	PASSENGER TRANSPORTATION - 0.1%
757	Alaska Air Group, Inc.	45,715
1,010	American Airlines Group, Inc.	38,340
976	Delta Air Lines, Inc.	48,351
779	United Continental Holdings, Inc. *	54,320
		186,726
	RETAIL - CONSUMER STAPLES - 0.1%
1,823	Kroger Co.	51,864
501	Wal-Mart Stores, Inc.	42,911
		94,775
	RETAIL - DISCRETIONARY - 0.2%
37	Amazon.com, Inc. *	62,893
1,086	Foot Locker, Inc.	57,178
1,578	The Gap, Inc.	51,111
815	Kohl’s Corp.	59,414
		230,596
	SEMICONDUCTORS - 0.1%
1,119	Intel Corp.	55,626
1,198	Micron Technology, Inc. *	62,823
		118,449
	SPECIALTY FINANCE - 0.1%
664	Discover Financial Services	46,752
1,400	Synchrony Financial	46,732
		93,484
	TECHNOLOGY SERVICES - 0.0%
447	Automatic Data Processing, Inc.	59,961

	TELECOM - 0.1%
1,381	AT&T, Inc.	44,344
3,030	CenturyLink, Inc.	56,479
1,002	Verizon Communications, Inc.	50,411
		151,234
	UTILITIES - 0.2%
915	Ameren Corp.	55,678
1,887	CenterPoint Energy, Inc.	52,289
843	Edison International	53,337
1,364	Exelon Corp.	58,106
1,297	PG&E Corp.	55,200
		274,610

	TOTAL COMMON STOCKS (Cost $5,236,984)	5,884,881

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 87.7%
	LARGE-CAP - 22.8%
338,184	ProShares Ultra S&P500	$37,636,497

	MID-CAP - 8.4%
61,277	iShares S&P Mid-Cap 400 Growth ETF	13,773,844

	SMALL-CAP - 23.5%
113,712	iShares Russell 2000 Growth ETF	23,234,773
193,630	ProShares Ultra Russell 2000	15,403,267
		38,638,040
	TECHNOLOGY - 33.0%
44,753	Invesco QQQ Trust Series 1	7,681,852
50,572	iShares US Technology ETF	9,015,471
434,583	ProShares Ultra QQQ	37,574,046
		54,271,369

	TOTAL EXCHANGE TRADED FUNDS (Cost $112,890,034)	144,319,750

	SHORT-TERM INVESTMENT - 8.7%
	MONEY MARKET FUND - 8.7%
14,384,493	BlackRock Liquidity Funds FedFund Portfolio, 1.34% + (Cost $14,384,493)	14,384,493

	TOTAL INVESTMENTS - 100.0% (Cost $132,511,511)	$164,589,124
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	42,561
	NET ASSETS - 100.0%	$164,631,685

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

*	Non-income producing security.

ETF - Exchange Traded Fund.

N.V. - Naamloze Vennootschap.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	COMMON STOCKS - 124.0%
	ASSET MANAGEMENT - 2.2%
288,007	Franklin Resources, Inc. ^	$9,230,624

	AUTOMOTIVE - 4.9%
891,196	Ford Motor Co. ^	9,865,540
266,879	General Motors Co.	10,515,032
		20,380,572
	BANKING - 4.7%
356,331	Wells Fargo & Co	19,754,991

	BIOTECHNOLOGY & PHARMACEUTICAL - 12.4%
74,890	Amgen, Inc. ^	13,823,945
172,343	Gilead Sciences, Inc. ^	12,208,778
179,903	Merck & Co., Inc.	10,920,112
413,971	Pfizer, Inc.	15,018,868
		51,971,703
	CHEMICALS - 4.7%
93,902	Eastman Chemical Co. ^	9,386,444
93,058	LyondellBasell Industries N.V. ^	10,222,421
		19,608,865
	CONSUMER PRODUCTS - 6.9%
157,587	Altria Group, Inc. ^	8,949,366
227,320	Archer-Daniels-Midland Co. ^	10,418,075
216,765	General Mills, Inc.	9,594,019
		28,961,460
	CONTAINERS & PACKAGING - 4.4%
187,984	International Paper Co. ^	9,790,207
154,619	WestRock Co.	8,816,375
		18,606,582
	ELECTRICAL EQUIPMENT - 2.2%
123,859	Eaton Corp PLC ^	9,257,222

	HARDWARE - 7.2%
233,887	Cisco Systems, Inc. ^	10,064,158
398,808	Juniper Networks, Inc.	10,935,315
164,400	Seagate Technology PLC ^	9,283,668
		30,283,141
	HEALTH CARE FACILITIES & SERVICES - 4.2%
157,107	Cardinal Health, Inc. ^	7,671,535
155,488	CVS Health Corp.	10,005,653
		17,677,188
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
192,446	The Bank of New York Mellon Corp. ^	10,378,613

	INSURANCE - 6.4%
214,561	MetLife, Inc.	9,354,859
162,067	Principal Financial Group, Inc.	8,581,448
94,339	Prudential Financial Inc.	8,821,640
		26,757,947

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Fair Value
	IRON & STEEL - 2.4%
161,056	Nucor Corp. ^	$10,066,000

	OIL, GAS & COAL - 13.7%
256,566	Apache Corp. ^	11,994,460
150,458	Occidental Petroleum Corp. ^	12,590,325
334,573	TechnipFMC PLC	10,619,347
105,901	Valero Energy Corp. ^	11,737,008
392,688	Williams Cos, Inc.	10,645,772
		57,586,912
	PASSENGER TRANSPORTATION - 5.4%
193,962	Alaska Air Group, Inc. ^	11,713,365
221,302	Delta Air Lines, Inc. ^	10,963,301
		22,676,666
	RETAIL - DISCRETIONARY - 4.9%
150,200	Kohl’s Corp. ^	10,949,580
256,336	L Brands, Inc.	9,453,672
		20,403,252
	SEMICONDUCTORS - 3.0%
226,640	QUALCOMM, Inc.	12,719,037

	SOFTWARE - 2.6%
108,807	Microsoft Corp.	10,729,458

	SPECIALTY FINANCE - 2.6%
81,922	Visa, Inc.	10,850,569

	TECHNOLOGY SERVICES - 4.4%
64,161	International Business Machines Corp. ^	8,963,292
310,669	Nielsen Holdings PLC	9,608,992
		18,572,284
	TELECOMMUNICATIONS - 7.7%
336,489	AT&T, Inc. ^	10,804,662
586,749	CenturyLink, Inc. ^	10,937,001
205,412	Verizon Communications, Inc. ^	10,334,278
		32,075,941
	TRANSPORTATION LOGISTICS - 2.8%
111,516	United Parcel Service Inc	11,846,345

	UTILITIES - 11.8%
120,690	Entergy Corp.	9,750,545
250,391	Exelon Corp. ^	10,666,657
221,926	PG&E Corp. ^	9,445,171
342,047	PPL Corp. ^	9,765,442
254,422	SCANA Corp	9,800,335
		49,428,150

	TOTAL COMMON STOCKS (Cost $503,458,771)	519,823,522

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
12,266,755	BlackRock Liquidity Funds FedFund Portfolio, 1.34% + (Cost $12,266,755)	$12,266,755

	TOTAL INVESTMENTS - 126.9% (Cost $515,725,526)	$532,090,277
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.9)%	(112,907,037)
	NET ASSETS - 100.0%	$419,183,240

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

^	All or a portion of this security is segregated as collateral for the Line of Credit as of June 30, 2018. The amount of pledged securities collateral amounted to $230,808,544, with a total market value of $291,481,138.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

See accompanying notes to financial statements.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.0%
	AGGREGATE BOND - 6.7%
89,011	iShares Core U.S. Aggregate Bond ETF	$9,463,650

	CORPORATE - 17.8%
162,376	iShares iBoxx $High Yield Corporate Bond ETF	13,814,950
420,793	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,483,441
		25,298,391
	INDEX RELATED - 15.6%
415,723	SPDR Bloomberg Barclays Convertible Securities ETF	22,041,633

	MID-CAP - 24.3%
153,332	iShares S&P Mid-Cap 400 Growth ETF	34,465,967

	SMALL-CAP - 27.6%
238,835	iShares Russell 2000 ETF	39,114,008

	TOTAL EXCHANGE TRADED FUNDS (Cost $125,804,788)	130,383,649

	SHORT-TERM INVESTMENT - 8.1%
	MONEY MARKET FUND - 8.1%
11,546,508	BlackRock Liquidity Funds FedFund Portfolio, 1.34% + (Cost $11,546,508)	11,546,508

	TOTAL INVESTMENTS - 100.1% (Cost $137,351,296)	$141,930,157
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(100,617)
	NET ASSETS - 100.0%	$141,829,540

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$132,511,511	$515,725,526	$137,351,296
At fair value	$164,589,124	$532,090,277	$141,930,157
Receivable for Fund shares sold	244,863	282,798	83,655
Dividends and interest receivable	81,132	828,548	87,665
Prepaid expenses	18,621	29,958	15,759
TOTAL ASSETS	164,933,740	533,231,581	142,117,236

LIABILITIES
Line of Credit Payable	—	113,218,043	—
Payable for Fund shares redeemed	34,791	207,282	94,785
Investment advisory fees payable	166,213	417,724	109,168
Distribution (12b-1) fees payable	49,554	113,806	31,677
Payable to related parties	15,794	40,150	17,703
Accrued expenses and other liabilities	35,703	51,336	34,363
TOTAL LIABILITIES	302,055	114,048,341	287,696
NET ASSETS	$164,631,685	$419,183,240	$141,829,540

Net Assets Consist Of:
Paid in capital	$134,194,404	$389,792,952	$134,184,314
Undistributed net investment income (loss)	(998,687)	4,094,513	—
Accumulated net realized gain (loss) from security transactions	(641,645)	8,931,024	3,066,365
Net unrealized appreciation on investments	32,077,613	16,364,751	4,578,861
NET ASSETS	$164,631,685	$419,183,240	$141,829,540

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2018

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$137,793,888		$374,192,464		$126,849,760
Shares of beneficial interest outstanding	9,387,101		28,673,256		11,575,776
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$14.68		$13.05		$10.96
Maximum offering price per share (maximum sales charge of 5.75%)	$15.57		$13.85		$11.63

Class I Shares:
Net Assets	$15		$16
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.69	*	$13.05	*

Class R Shares:
Net Assets	$15		$16
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.69	*	$13.05	*

Class A1 Shares:
Net Assets			$568,024
Shares of beneficial interest outstanding			43,575
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$13.04
Maximum offering price per share (maximum sales charge of 5.75%)			$13.83

Investor Class Shares:
Net Assets	$26,837,767		$44,422,720		$14,979,780
Shares of beneficial interest outstanding	1,868,138		3,452,335		1,377,920
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.37		$12.87		$10.87

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
INVESTMENT INCOME
Dividends	$737,641	$15,727,109	$2,806,214
Interest	37,835	77,390	33,655
TOTAL INVESTMENT INCOME	775,476	15,804,499	2,839,869

EXPENSES
Investment advisory fees	1,357,485	4,161,663	983,172
Interest expense on line of credit	—	2,778,019	—
Distribution (12b-1) fees:
Class A	236,877	750,488	237,714
Class A1	—	2,234	—
Investor Class	138,479	321,795	84,064
Administrative services fees	75,928	231,993	75,970
Transfer agent fees	64,558	130,253	76,463
Registration fees	54,998	54,998	30,683
Accounting services fees	28,053	81,831	26,878
Shareholder service fees	24,215	41,450	29,192
Audit fees	18,369	18,445	18,308
Trustees fees and expenses	15,460	17,264	13,617
Legal fees	13,126	12,505	12,330
Custodian fees	12,188	45,632	14,057
Printing and postage expenses	11,360	25,415	14,775
Compliance officer fees	5,077	18,235	11,819
Insurance expense	1,500	6,300	2,000
Other expenses	6,206	20,899	9,070
TOTAL EXPENSES	2,063,879	8,719,419	1,640,112
Plus: Expenses recaptured by the Adviser	190,521	—	—
NET EXPENSES	2,254,400	8,719,419	1,640,112
NET INVESTMENT INCOME (LOSS)	(1,478,924)	7,085,080	1,199,757

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from security transactions	1,657,406	26,619,127	3,084,471
Net change in unrealized appreciation on investments	22,400,311	396,013	3,437,285

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	24,057,717	27,015,140	6,521,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,578,793	$34,100,220	$7,721,513

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment loss	$(1,478,924)	$(336,648)
Net realized gain from security transactions	1,657,406	1,590,312
Net change in unrealized appreciation on investments	22,400,311	8,709,740
Net increase in net assets resulting from operations	22,578,793	9,963,404

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	85,652,802	28,253,947
Investor Class	21,849,314	3,760,867
Redemption fee proceeds:
Class A	10,947	5,096
Investor Class	652	51
Payments for shares redeemed:
Class A	(19,841,114)	(11,657,976)
Investor Class	(1,800,118)	(228,656)
Net increase in net assets resulting from shares of beneficial interest	85,872,483	20,133,329

TOTAL INCREASE IN NET ASSETS	108,451,276	30,096,733

NET ASSETS
Beginning of Year	56,180,409	26,083,676
End of Year *	$164,631,685	$56,180,409
* Includes undistributed net investment loss of:	$(998,687)	$(249,973)

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	6,398,354	2,663,544
Shares Redeemed	(1,471,356)	(1,134,335)
Net increase in shares of beneficial interest outstanding	4,926,998	1,529,209

Investor Class:
Shares Sold	1,628,749	343,246
Shares Redeemed	(132,218)	(23,728)
Net increase in shares of beneficial interest outstanding	1,496,531	319,518

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment income	$7,085,080	$3,562,594
Net realized gain from security transactions	26,619,127	16,179,063
Net change in unrealized appreciation on investments	396,013	10,315,402
Net increase in net assets resulting from operations	34,100,220	30,057,059

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(23,652,060)	(5,449,376)
Class I	(1)	(1)
Class R	(1)	(1)
Class A1	(47,494)	(1)
Investor Class	(2,448,082)	(551,123)
From net investment income:
Class A	(4,624,256)	(2,156,142)
Class I	— +	— +
Class R	— +	— +
Class A1	(8,462)	— +
Investor Class	(312,177)	(189,586)
Net decrease in net assets resulting from distributions to shareholders	(31,092,533)	(8,346,230)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	187,516,708	150,996,455
Class A1	122,365	787,797
Investor Class	25,803,732	21,373,080
Net asset value of shares issued in reinvestment of distributions:
Class A	19,210,768	4,535,230
Class I	—	1
Class R	1	1
Class A1	55,328	1
Investor Class	2,663,315	736,957
Redemption fee proceeds:
Class A	33,113	18,337
Investor Class	1,087	758
Payments for shares redeemed:
Class A	(54,776,854)	(32,985,431)
Class A1	(123,262)	(291,771)
Investor Class	(7,376,686)	(3,469,560)
Net increase in net assets resulting from shares of beneficial interest	173,129,615	141,701,855

TOTAL INCREASE IN NET ASSETS	176,137,302	163,412,684

NET ASSETS
Beginning of Year	243,045,938	79,633,254
End of Year *	$419,183,240	$243,045,938
* Includes undistributed net investment income of:	$4,094,513	$1,977,889

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	14,239,267	12,376,968
Shares Reinvested	1,460,894	368,119
Shares Redeemed	(4,140,717)	(2,700,395)
Net increase in shares of beneficial interest outstanding	11,559,444	10,044,692

Class A1:
Shares Sold	9,404	62,908
Shares Reinvested	4,207	—
Shares Redeemed	(9,158)	(23,787)
Net increase in shares of beneficial interest outstanding	4,453	39,121

Investor Class:
Shares Sold	1,972,592	1,755,004
Shares Reinvested	204,556	60,209
Shares Redeemed	(566,158)	(282,310)
Net increase in shares of beneficial interest outstanding	1,610,990	1,532,903

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2018	June 30, 2017 *
FROM OPERATIONS
Net investment income	$1,199,757	$696,879
Net realized gain from security transactions	3,084,471	186,143
Net change in unrealized appreciation on investments	3,437,285	1,141,576
Net increase in net assets resulting from operations	7,721,513	2,024,598

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(189,243)	—
Investor Class	(14,979)	—
From net investment income:
Class A	(1,631,933)	(184,665)
Investor Class	(108,815)	— +
Net decrease in net assets resulting from distributions to shareholders	(1,944,970)	(184,665)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	69,735,032	73,678,385
Investor Class	12,058,001	3,559,469
Net asset value of shares issued in reinvestment of distributions:
Class A	1,225,801	102,176
Investor Class	115,344	—
Redemption fee proceeds:
Class A	13,245	14,218
Investor Class	238	546
Payments for shares redeemed:
Class A	(17,491,916)	(7,571,959)
Investor Class	(1,130,506)	(95,010)
Net increase in net assets resulting from shares of beneficial interest	64,525,239	69,687,825

TOTAL INCREASE IN NET ASSETS	70,301,782	71,527,758

NET ASSETS
Beginning of Period	71,527,758	—
End of Period ^	$141,829,540	$71,527,758
^ Includes undistributed net investment income of:	$—	$540,964

SHARE ACTIVITY
Class A:
Shares Sold	6,521,790	7,307,960
Shares Reinvested	115,421	10,228
Shares Redeemed	(1,636,992)	(742,631)
Net increase in shares of beneficial interest outstanding	5,000,219	6,575,557

Investor Class:
Shares Sold	1,132,991	348,744
Shares Reinvested	10,902	—
Shares Redeemed	(105,450)	(9,267)
Net increase in shares of beneficial interest outstanding	1,038,443	339,477

*	The HCM Income Plus Fund commenced operations on November 9, 2016.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENT OF CASH FLOWS
For the Year Ended June 30, 2018

Cash flows from operating activities:
Net increase in net assets resulting from operations	$34,100,220
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(717,605,797)
Proceeds from sales	524,202,481
Purchases of short term investments, net	(6,325,019)
Net realized gains from investments	(26,619,127)
Net change in unrealized (appreciation) depreciation from investments	(396,013)

Changes in assets and liabilities (Increase)/Decrease in assets:
Dividends and Interest Receivable	(64,719)
Receivable for Fund Shares Sold	606,605
Prepaid Expenses and Other Assets	104,090
Increase/(Decrease) in liabilities:
Payable to Related Parties	23,722
Payable for Fund Shares Redeemed	206,246
Investment advisory fees payable	189,963
Dividends payable	(8,665)
Distribution (12b-1) fees payable	51,432
Accrued expenses and other liabilities	15,901
Net cash used in operating activities	(191,518,680)

Cash flows from financing activities:
Increase in line of credit	49,481,598
Proceeds from shares sold	213,442,805
Payment on shares redeemed	(62,242,602)
Cash distributions paid	(9,163,121)
Net cash provided by financing activities	191,518,680.00

Net increase in cash	—
Cash at beginning of year	—
Cash at end of year	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$21,929,412

Interest Paid	$2,778,019

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended	Year Ended		Period Ended
Class A	June 30, 2018		June 30, 2017	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$11.64		$8.75	$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.17)		(0.09)	(0.00	) (9)	0.01
Net realized and unrealized gain (loss) on investments	3.21		2.98	(0.83)		(0.29)
Total from investment operations	3.04		2.89	(0.83)		(0.28)
Less distributions from:
Net investment income	—		—	—		(0.01)
Net realized gains	—		—	(0.13)		—
Total distributions	—		—	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00		0.00
Net asset value, end of period	$14.68		$11.64	$8.75		$9.71
Total return (3)	26.12%		33.03%	(8.55)%		(2.77	)% (8)
Net assets, at end of period (000s)	$137,794		$51,916	$25,631		$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	1.80	% (11)	2.06%	2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.97	% (10)	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.26)%		(0.87)%	(0.04)%		0.15%
Portfolio Turnover Rate	18%		67%	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended	Year Ended	Period Ended
Class I	June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.02	0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	2.96		2.87	(0.90)	(0.28)
Total from investment operations	3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	—		—	(0.13)	—
Total distributions	—		—	(0.13)	—
Net asset value, end of period	$14.69		$11.65	$8.76	$9.72
Total return (3)	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.55	% (12)	1.81%	2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)(13)	1.72	% (11)	1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.59%		(0.62)%	(0.29)%	(0.10)%
Portfolio Turnover Rate	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended	Year Ended	Period Ended
Class R	June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.02	0.10	0.00	(10)
Net realized and unrealized gain (loss) on investments	2.96		2.87	(0.93)	(0.28)
Total from investment operations	3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	—		—	(0.13)	—
Total distributions	—		—	(0.13)	—
Net asset value, end of period	$14.69		$11.65	$8.76	$9.72
Total return (3)	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.65	% (12)	1.91%	2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)(13)	1.82	% (11)	1.84%	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.59%		(0.72)%	(0.19)%	0.00%
Portfolio Turnover Rate	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Year Ended	Year Ended	Year Ended	Period Ended
Investor Class	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$11.48	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.27)	(0.18)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	3.16	2.97	(0.81)	(0.28)
Total from investment operations	2.89	2.79	(0.90)	(0.28)
Less distributions from:
Net realized gains	—	—	(0.13)	—
Total distributions	—	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	0.00	(10)	—
Net asset value, end of period	$14.37	$11.48	$8.69	$9.72
Total return (3)	25.17%	32.11%	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	$26,838	$4,265	$453	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.55	% (12)	2.81%	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.72	% (11)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(2.02)%	(1.62)%	(1.09)%	0.90%
Portfolio Turnover Rate	18%	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended		Period Ended
Class A	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.29	0.29		0.27		0.06
Net realized and unrealized gain on investments	1.29	2.42		0.71		0.09
Total from investment operations	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)	(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00 (8)	0.00	(8)	0.00	(8)	—
Net asset value, end of period	$13.05	$12.81		$10.80		$10.15
Total return (3)	12.26%	25.37%		10.11%		1.50	% (7)(11)
Net assets, at end of period (000s)	$374,192	$219,218		$76,321		$36,932
Ratio of gross expenses to average net assets (4)(5)(12)	2.54%	2.32	% (10)	2.19	% (10)	2.38%
Ratio of net expenses to average net assets (5)(13)	2.54%	2.33	% (9)	2.24	% (9)	1.99%
Ratio of net investment income to average net assets (5)(6)	2.20%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(12)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.71%	1.75%	1.94%

(13)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.71%	1.76%	1.99%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended		Period Ended
Class I	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.47	0.18		0.37		0.00	(8)
Net realized and unrealized gain on investments	1.11	2.53		0.61		0.15
Total from investment operations	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$13.05	$12.81		$10.80		$10.15
Total return (3)	12.25%	25.37%		10.11%		1.50	% (7)(12)
Net assets, at end of period (11)	$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(13)(15)	2.54%	2.33	% (10)	2.19	% (10)	2.38%
Ratio of net expenses to average net assets (5)(14)(15)	2.54%	2.33	% (9)	2.24	% (9)	1.99%
Ratio of net investment income to average net assets (5)(6)	3.55%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.95%	1.75%	1.94%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.95%	1.75%	1.99%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended		Period Ended
Class R	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.45	0.38		0.39		0.00	(8)
Net realized and unrealized gain on investments	1.13	2.33		0.59		0.15
Total from investment operations	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$13.05	$12.81		$10.80		$10.15
Total return (3)	12.26%	25.37%		10.11%		1.50	% (7)(12)
Net assets, at end of period (11)	$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(13)(15)	2.39%	2.18	% (10)	2.04	% (10)	2.23%
Ratio of net expenses to average net assets (5)(14)(15)	2.39%	2.18	% (9)	2.09	% (9)	1.84%
Ratio of net investment income to average net assets (5)(6)(14)	3.42%	2.56%		2.55%		1.61%
Portfolio Turnover Rate	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.80%	1.60%	1.79%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.80%	1.60%	1.84%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended		Period Ended
Class A1	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.80	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.62	0.24		0.36		0.00	(8)
Net realized and unrealized gain on investments	0.94	2.46		0.62		0.15
Total from investment operations	1.56	2.70		0.98		0.15
Less distributions from:
Net investment income	(0.20)	(0.20)		(0.12)		—
Net realized gains	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.32)	(0.70)		(0.33)		—
Net asset value, end of period	$13.04	$12.80		$10.80		$10.15
Total return (3)	12.11%	25.27%		10.11%		1.50	% (7)(12)
Net assets, at end of period (000s)	$568	$501	(11)	$11	(11)	$10	(11)
Ratio of gross expenses to average net assets (4)(5)(13)(15)	2.69%	2.48	% (10)	2.34	% (10)	2.53%
Ratio of net expenses to average net assets (5)(14)(15)	2.69%	2.48	% (9)	2.39	% (9)	2.14%
Ratio of net investment income to average net assets (5)(6)	4.66%	1.89%		2.85%		1.91%
Portfolio Turnover Rate	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.86%	1.90%	2.09%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.86%	1.90%	2.14%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended		Period Ended
Investor Class	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.67	$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.19	0.19		0.18		0.00	(8)
Net realized and unrealized gain on investments	1.27	2.41		0.72		0.15
Total from investment operations	1.46	2.60		0.90		0.15
Less distributions from:
Net investment income	(0.14)	(0.17)		(0.10)		—
Net realized gains	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.26)	(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00 (9)	0.00	(8)	0.00	(8)	—
Net asset value, end of period	$12.87	$12.67		$10.74		$10.15
Total return (3)	11.44%	24.49%		9.25%		1.50	% (7)(12)
Net assets, at end of period (000s)	$44,423	$23,328		$3,313		$10	(11)
Ratio of gross expenses to average net assets (4)(5)(13)(15)	3.29%	3.08	% (10)	2.94	% (10)	3.13%
Ratio of net expenses to average net assets (5)(14)(15)	3.29%	3.08	% (9)	2.99	% (9)	2.74%
Ratio of net investment income to average net assets (5)(6)	1.46%	1.56%		3.44%		2.51%
Portfolio Turnover Rate	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	2.46%	2.14%	2.69%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	2.46%	2.14%	2.74%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Period Ended
Class A	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.13	0.15
Net realized and unrealized gain on investments	0.69	0.26
Total from investment operations	0.82	0.41
Less distributions from:
Net investment income	(0.19)	(0.06)
Net realized gains	(0.02)	—
Total distributions	(0.21)	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00
Net asset value, end of period	$10.96	$10.35
Total return (3)	8.03%	4.11	% (8)
Net assets, at end of period (000s)	$126,850	$68,027
Ratio of gross expenses to average net assets (4)(5)(6)	1.52%	1.66%
Ratio of net expenses to average net assets (5)(6)	1.52%	1.66%
Ratio of net investment income to average net assets (5)(6)(7)	1.24%	2.28%
Portfolio Turnover Rate	65%	26	% (8)

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Period Ended
Investor Class	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.31	$10.00
Activity from investment operations:
Net investment income (2)	0.03	0.10
Net realized and unrealized gain on investments	0.71	0.27
Total from investment operations	0.74	0.37
Less distributions from:
Net investment income	(0.16)	(0.06)
Net realized gains	(0.02)	—
Total distributions	(0.18)	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00
Net asset value, end of period	$10.87	$10.31
Total return (3)	7.27%	3.72	% (8)
Net assets, at end of period (000s)	$14,980	$3,501
Ratio of gross expenses to average net assets (4)(5)(6)	2.27%	2.41%
Ratio of net expenses to average net assets (5)(6)	2.27%	2.41%
Ratio of net investment income to average net assets (5)(6)(7)	0.28%	1.58%
Portfolio Turnover Rate	65%	26	% (8)

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus (“HIP”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF and HDSPF investment objective is to seek long-term capital appreciation. HIP’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIP commenced operations on November 9, 2016.

HTGF, HDSPF and HIP offer Class A and Investor Class shares. HTGF and HDSPF also offer Class I and Class R shares. HDSPF also offers Class A1 shares. Class I and Class R shares are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

independent parties, the fair value team shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for each Fund’s assets measured at fair value:

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,884,881	$—	$—	$5,884,881
Exchange Traded Funds	144,319,750	—	—	144,319,750
Short-Term Investment	14,384,493	—	—	14,384,493
Total	$164,589,124	$—	$—	$164,589,124

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$519,823,522	$—	$—	$519,823,522
Short-Term Investment	12,266,755	—	—	12,266,755
Total	$532,090,277	$—	$—	$532,090,277

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$130,383,649	$—	$—	$130,383,649
Short-Term Investment	11,546,508	—	—	11,546,508
Total	$141,930,157	$—	$—	$141,930,157

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of the Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the interest rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 140 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the year ended June 30, 2018 were $88,421,454 and 3.49%, respectively. The largest outstanding borrowing during the year ended June 30, 2018 was $113,218,043. As of June 30, 2018, the Fund had $113,218,043 in borrowings outstanding at an effective interest rate of 3.49%.

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2015 – June 30, 2017, or expected to be taken in the Funds’ June 30, 2018 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2018 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$91,389,226	$19,354,182
HCM Dividend Sector Plus Fund	717,605,797	524,202,481
HCM Income Plus Fund	119,284,431	64,785,537

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIP. For the year ended June 30, 2018, the Adviser earned investment advisory fees of $1,357,485, $4,161,663 and $983,172 for HTGF, HDSPF and HIP, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2018, for HTGF, HDSPF and HIP, to waive a portion of its advisory fee and has agreed to reimburse HTGF, HDSPF and HIP for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIP	1.99%	N/A	N/A	N/A	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. During the year ended June 30, 2018, the Adviser waived $0 in fees for HTGF and recaptured $190,521 in previously waived fees for HTGF pursuant to the Waiver Agreements. Since HTGF recaptured all of its previously waived

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

fees, it has exhausted any future recoupments. HDSPF recaptured all previously waived fees in prior periods and therefore exhausted any future recoupments. HIPF has not met the expense limitation in any previous years, and therefore has no waivers eligible for future recoupment. During the year ended June 30, 2018, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HDSPF and HIPF, respectively.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, 0.25% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIP and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class I and Class R shares are not currently accruing fees. During the year ended June 30, 2018, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$236,877	$—	$138,479
HCM Dividend Sector Plus Fund	750,488	2,234	321,795
HCM Income Plus Fund	237,714	—	84,064

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the year ended June 30, 2018, the Distributor received $160,379 from front-end sales charge of which $22,692 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the year ended June 30, 2018, the Distributor received $124,383 from front-end sales charge of which $17,947 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIP’s Class A shares for the year ended June 30, 2018, the Distributor received $13,274 from front-end sales charge of which $1,898 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2018 and June 30, 2017 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	24,878,563	6,213,970	—	31,092,533
HCM Income Plus Fund	1,944,970	—	—	1,944,970

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	8,346,230	—	—	8,346,230
HCM Income Plus Fund	184,665	—	—	184,665

As of June 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
HCM Tactical Growth Fund	$—	$—	$(998,687)	$(268,640)	$—	$31,704,608	$30,437,281
HCM Dividend Sector Plus Fund	8,775,447	6,668,289	—	—	—	13,946,552	29,390,288
HCM Income Plus Fund	2,432,243	634,123	—	—	—	4,578,860	7,645,226

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income (losses), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $998,687.

At June 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
HCM Tactical Growth Fund	$268,640	$—	$268,640
HCM Dividend Sector Plus Fund	—	—	—
HCM Income Plus Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclass of Fund distributions, and tax adjustments for C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
HCM Tactical Growth Fund	$(730,210)	$730,210	$—
HCM Dividend Sector Plus Fund	—	(23,561)	23,561
HCM Income Plus Fund	—	27	(27)

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended June 30, 2018, HTGF, HDSPF, and HIP assessed $11,599, $34,200, and $13,483 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

HIP currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares”). The Fund may redeem its investment in iShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of HIP will be directly affected by the performance of iShares. The financial statements of the iShares, including the portfolio of investments, can be found at iShare’s website, www.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2018, the percentage of HIP’s net assets invested in iShares was 27.6%.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
HCM Tactical Growth Fund	$132,884,516	$32,173,661	$(469,053)	$31,704,608
HCM Dividend Sector Plus Fund	518,143,725	38,725,245	(24,778,693)	13,946,552
HCM Income Plus Fund	137,351,297	5,378,277	(799,417)	4,578,860

The HCM Funds
NOTES TO FINANCIAL (Continued)
June 30, 2018

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and Shareholders of HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the HCM investment funds indicated in the table below (hereafter collectively referred to as the “Funds”), including the portfolio of investments, as of June 30, 2018, and the related statements of operations and cash flows, the statements of changes in net assets as indicated in the table below, and the related notes (collectively referred to as the “financial statements”). We have also audited the financial highlights for each of the periods indicated therein. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the funds listed above as of June 30, 2018, and the results of their operations and each of their cash flows, their changes in each of their net assets for each of the periods indicated in the table below and the financial highlights in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the HCM Investment Funds	Statement of Operations	Statement of Changes in Net Assets	Statement of Cash Flow	Financial Highlights
HCM Tactical Growth Fund	For the year ended June 30, 2018	For the years ended June 30, 2018 and 2017	Not Applicable	For the years ended June 30, 2018, 2017, 2016, and for the period July 30, 2014 (commencement of operations) to June 30, 2015
HCM Dividend Sector Plus Fund	For the year ended June 30, 2018	For the years ended June 30, 2018 and 2017	For the year ended June 30, 2018	For the years ended June 30, 2018, 2017, 2016, and for the period March 11, 2015 (commencement of operations) to June 30, 2015.
HCM Income Plus Fund	For the year ended June 30, 2018	For the years ended June 30, 2018 and for the period November 9, 2017 (commencement of operations) to June 30, 2017	Not Applicable	For the years ended June 30, 2018, and for the period November 9, 2016 (commencement of operations) to June 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of June 30, 2018, by correspondence with the custodians and brokers and underlying managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more HCM investment companies since 2015.

Denver, CO
August 29, 2018

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	1/1/18	6/30/18	1/1/18 - 6/30/18	1/1/18 - 6/30/18
HCM Tactical Growth Fund - Class A	$1,000.00	$1,083.40	$10.18	1.97%
HCM Tactical Growth Fund - Class I	1,000.00	1,083.30	8.01	1.55%
HCM Tactical Growth Fund - Class R	1,000.00	1,083.30	8.52	1.65%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,078.80	14.07	2.73%

HCM Dividend Sector Plus Fund - Class A	1,000.00	995.40	12.57	2.54%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	994.70	13.16	2.66%
HCM Dividend Sector Plus Fund - Class I	1,000.00	995.40	12.57	2.54%
HCM Dividend Sector Plus Fund - Class R	1,000.00	995.40	11.82	2.39%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	991.50	11.80	3.29%

HCM Income Plus - Class A ***	1,000.00	1,034.00	7.67	1.52%
HCM Income Plus - Investor Class ***	1,000.00	1,030.30	11.43	2.27%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2018

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	1/1/18	6/30/18	1/1/18 - 6/30/18	1/1/18 - 6/30/18
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,015.27	$10.01	1.97%
HCM Tactical Growth Fund - Class I	1,000.00	1,017.39	7.88	1.55%
HCM Tactical Growth Fund - Class R	1,000.00	1,016.89	8.39	1.65%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,011.44	13.84	2.73%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,012.40	12.88	2.54%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,011.80	13.49	2.66%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,012.40	12.88	2.54%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,013.16	12.13	2.39%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,008.62	12.10	3.29%

HCM Income Plus - Class A ***	1,000.00	1,017.26	7.60	1.52%
HCM Income Plus - Investor Class ***	1,000.00	1,013.54	11.33	2.27%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
JUNE 30, 2018

Renewal of Advisory Agreement – HCM Dividend Sector Plus Fund, HCM Tactical Growth Fund and HCM Income Plus Fund*

In connection with a meeting held on February 20-21, 2018, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to the HCM Dividend Sector Plus Fund (“HCM DSP”), HCM Tactical Growth Fund (“HCM TG”) and HCM Income Plus Fund (“HCM IP” and collectively, the “HCM Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the HCM Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board noted the broad investment experience and academic credentials of the Adviser’s investment personnel. The Board discussed how the Adviser utilized a proprietary quantitative model to determine when and in which market sectors the HCM Funds should be invested, and augmented its model with third-party research for interest rate direction, international market updates and macroeconomic factors. The Board reviewed the Adviser’s risk management plan that employed stop losses for sector concentration, closely monitored the market during times of market growth, and used mathematical market ratios to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with the HCM Funds’ investment limitations, and that trades were verified weekly by the Adviser’s chief compliance officer and third-party compliance consultant. The Board observed that the Adviser selected broker/dealers on the basis of best execution. The Board appreciated that the Adviser was progressive in its use of technology to manage risk and compliance, and acknowledged its strong risk management and compliance cultures. The Board concluded that the Adviser should continue to provide high quality service to the HCM Funds and their shareholders.

Performance.

HCM DSP—The Board observed that HCM DSP ranked in the second quartile relative to its peer group and Morningstar category over the one-year period, but with very high volatility and a Sharpe ratio that was in the bottom quartile. The Board noted that HCM DSP’s performance was in the top quartile since inception, significantly outperforming the peer group, Morningstar category and benchmark, and that dividend paying value stocks had performed well in the current market cycle. The Board acknowledged that The Wall Street Journal King’s Court

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
JUNE 30, 2018

ranked HCM DSP as one of the top performing funds for the fourth quarter. Although past performance is not predictive of future results, the Board concluded the Adviser had performed well, and had the potential to continue providing reasonable returns to HCM DSP and its shareholders.

HCM TG—The Board acknowledged that the Board Materials identified HCM TG as a three-star Morningstar-rated fund (which had since been upgraded to a five-star rating), having outperformed its peer group, Morningstar category and benchmark in terms of performance and Sharpe ratio over the one-year period, and was one of the top performing funds according to The Wall Street Journal King’s Court. The Board discussed that HCM TG had captured much of the upside in 2017 because it was heavily invested in the NASDAQ 100 and took advantage of a strong technology sector. The Board noted that over the three-year period and since inception, HCM TG outperformed its peer group, but with high volatility. The Board observed that despite some volatility, the Adviser’s active management style appeared to be effective in managing risk. Although past performance is not predictive of future results, the Board concluded the Adviser had performed well and has the potential to continue providing reasonable returns to HCM TG and its shareholders.

HCM IP—The Board observed that although HCM IP had underperformed since its November 2016 inception, HCM IP was still a young fund and should be afforded more time to demonstrate its potential. The Board noted that the Adviser believed convertibles and high-yield stocks had the most promising outlook for the upcoming quarters. The Board also noted that HCM IP outperformed the Barclays’ Aggregate Bond Index since inception, which the Adviser believed to be a better benchmark because HCM IP had neither any international nor emerging market holdings. The Board determined that HCM IP’s positive absolute performance had not been unreasonable. Although past performance is not predictive of future results, the Board concluded the Adviser had the potential to provide reasonable returns to HCM IP and its shareholders.

Fees and Expenses.

HCM DSP—The Board observed that HCM’s 1.25% advisory fee for HCM DSP was the Morningstar category high and the high of its 15-fund peer group. The Board further noted that the 2.33% net expense ratio for HCM DSP was also the Morningstar category and peer group high. The Board discussed the Adviser’s rationale that its proprietary model commanded a premium, and that as a concentrated fund, HCM DSP required the Adviser to expend additional time, research and analysis to manage it effectively. Given these considerations, the Board concluded that the advisory fee for HCM DSP was not unreasonable.

HCM TG—The Board commented that the Adviser’s 1.25% advisory fee for HCM TG was higher than the averages and medians of its 13-fund peer group and Morningstar category, but well below the peer group high of 2.50% and the Morningstar category high of 1.46%. The Board remarked that the 1.99% net expense ratio for HCM TG was on par with the peer group average,

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
JUNE 30, 2018

and well below the Morningstar category high of 5.92%. Given these considerations, the Board concluded that the advisory fee for HCM TG was not unreasonable.

HCM IP—The Board commented that the Adviser’s 0.95% advisory fee for HCM IP was the highest among its 12-fund peer group, higher than the Morningstar category average and median, but lower than the Morningstar category high. The Board discussed that the 2.03% net expense ratio was the highest among its peer group and Morningstar category. The Board reviewed the Adviser’s explanation that its proprietary model commanded a premium, and that additional work and resources in stock selection was necessary because part of HCM IP’s portfolio was allocated to equities. The Board further considered the Adviser’s position that additional research and management were needed to execute a successful trading plan because other parts of the HCM IP portfolio were sector specific. Given these considerations, the Board concluded that the advisory fee for HCM IP was not unreasonable.

Economies of Scale. The Board discussed the size of each of the HCM Funds and its prospects for growth, concluding none had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each of the HCM Funds grew and the Adviser achieved material economies of scale related to its operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM Funds, and noted that the Adviser had a modest profit both in actual dollars and as a percent of revenue. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for each of the HCM Funds was not unreasonable and that renewal of each Advisory Agreement was in the best interests of each HCM Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2018

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees-manage the day to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations & Opinions Group, Lincoln International LLC (since August 2007).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	3	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of June 30, 2018, the Trust was comprised of 34 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011- 2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006- 2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 – $44,550

2017 – $43,500

(b)	Audit-Related Fees

2018 – None

2017 – None

(c)	Tax Fees

2018 – $9,750

2017 – $9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2018 2017

Audit-Related Fees:      0.00% 0.00%

Tax Fees:      0.00% 0.00%

All Other Fees:     0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $0,000

2017 - $0,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/ President

Date 9/7/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/7/18